Commitments and Contingencies (Details)		1 Months Ended							3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 13, 2019 USD ($) shares	Jul. 31, 2021	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Oct. 31, 2015 USD ($)	Jul. 31, 2015 USD ($) m²	Mar. 31, 2021 USD ($)	Sep. 30, 2021	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Oct. 31, 2017
Thunder Bridge Acquisition Il, Ltd.[Member]
Commitments and Contingencies (Details) [Line Items]
Number of units issued (in Shares) | shares	4,500,000
Deferred underwriting fee payable	$ 12,075,000				$ 12,075,000				$ 12,075,000		$ 12,075,000	$ 12,075,000	$ 12,075,000	$ 12,075,000	$ 12,075,000
Aliso Viejo Headquarters [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term								5 years
Square footage of lease space (in Square Meters) | m²								14,881
Security deposit								$ 30,000
Lowest tier of letter of credit								$ 200,000
Scotland Design Center Facility [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term							5 years
Monthly rent							$ 19
Shanghai lease [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rent						$ 3
Lease expires description						February 2022
Month-To-Month Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rent					$ 1
Budapest, Hungary [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term				3 years
Monthly rent				$ 6
Detroit, Michigan [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term			7 years
Monthly rent			$ 22
Lease expires description			expire in 2028
Dresden, Germany [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term		3 years								3 years
Lease expires description		The lease will commence on October 1, 2021 and expire on September 30, 2023.								The lease will commence on November 1, 2021 and expire on October 31, 2023.
Wuxi Sales And Design Center [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term																26 months
Underwriters Agreement [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Commitments and Contingencies (Details) [Line Items]
Underwriters discount, description									The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the Initial Public Offering, or $6,900,000. In addition, the underwriters are entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering, or $12,075,000.		The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the Initial Public Offering, or $6,900,000. In addition, the underwriters are entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering, or $12,075,000.